GOODWILL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
GOODWILL
Goodwill reclassified from other assets			$ 15	¥ 102
Goodwill acquired during the year	$ 154,040	¥ 1,069,501
Balance at the end of the period	$ 154,055	¥ 1,069,603